Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Common Stock
a.	As of December 31, 2018, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	476,850,000	Ps.	6,610,939
Series BB	84,150,000		1,166,637
Total	561,000,000	Ps.	7,777,576

       As of December 31, 2019 and 2020, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	476,850,000	Ps.	5,257,319
Series BB	84,150,000		927,763
Total	561,000,000	Ps.	6,185,082

Schedule of Shareholders Equity Tax Account	The balances of Shareholders’ equity tax accounts as of December 31, 2018, 2019 and 2020 were as follows:

	2018		2019		2020
Contributed capital account	Ps.	26,503,103	Ps.	25,621,413	Ps.	26,428,488
Net tax income account		4,548,882		4,840,176		6,826,301
Stockholders equity tax account	Ps.	31,051,985	Ps.	30,461,589	Ps.	33,254,789